Pensions (Details) - USD ($)		12 Months Ended
	Jul. 01, 2005	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions [Abstract]
Individual pension percentage				2.00%
Weighted average duration of defined benefit obligation		0 years	0 years
Future pension payments		$ 0	$ 0
Employee contribution percentage	6.00%
Contribution amount		$ 314,843	$ 358,957	$ 448,545